THE MARSICO INVESTMENT FUND

Marsico Flexible Capital Fund

Supplement dated July 27, 2007

(to the Prospectus and Statement of Additional Information dated February 1, 2007)

          On July 2, 2007 Mr. A. Douglas Rao replaced Mr. Corydon J. Gilchrist as the portfolio manager of the Marsico Flexible Capital Fund (the "Fund"). In connection with the change in portfolio manager, Marsico Capital Management, LLC ("MCM"), the Fund's investment adviser, proposed certain changes to the investment goal and strategies of the Fund. The Board of Trustees approved these changes at its meeting on July 25, 2007. The changes will take effect on September 1, 2007.

          Under the changes, the Fund will continue to seek long-term growth of capital, and will remain a non-diversified fund, while decreasing the Fund's emphasis on current income, and broadening the strategy the portfolio manager will utilize in selecting companies for their long-term growth potential. MCM will continue to manage the Fund flexibly in pursuing the Fund's investment goal.

This Supplement updates the above-dated Prospectus and Statement of Additional Information of the Marsico Investment Fund (the "Trust").

The following updates the information in the Prospectus at page 3 under the section "The Goals and Principal Investment Policies of the Funds":

The Flexible Capital Fund

o	The Flexible Capital Fund seeks long-term growth of capital.

o

The Flexible Capital Fund is a "non-diversified" portfolio and invests primarily in equity securities and other investments that are selected primarily for their long-term growth potential. The Fund's holdings may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, or may be trading at compelling valuations in light of their potential growth, or other securities or investments. The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The second paragraph under "A Word About the Funds" on page 4 of the Prospectus is hereby deleted.

The first bullet point under "Other Investment Policies of the Funds" on page 4 of the Prospectus is replaced with the following:

o

Each Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or on a foreign exchange or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. The Adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

The third and fourth bullet points under "Other Investment Policies of the Funds" on pages 4 and 5 of the Prospectus are replaced with the following:

o

The Flexible Capital Fund generally expects to invest the majority of its total assets in common stocks. These may include securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, or may be trading at compelling valuations in light of their potential growth, or may include other securities selected primarily for their long-term growth potential.

o

Seeking current income may be a limited consideration for the Flexible Capital Fund. Current income is generally not a significant consideration for the other Funds. Under normal market conditions, each Fund may invest up to 10% (25% with regard to the Flexible Capital Fund) of its total assets in various types of fixed income securities or variable income securities. Investments in certain categories of income securities, including (i) high-yield securities (which may in some cases be known as "junk bonds" and may be subject to potentially higher risks of default than other debt securities), and (ii) mortgage and asset-backed securities, will not exceed 5% (10% with regard to the Flexible Capital Fund) of a Fund's total assets for each category. Neither the Flexible Capital Fund nor any other Fund is required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The second bullet point under "The Investment Selection Process Used by the Funds" on page 10 of the Prospectus is amended as follows:

The words "or other investment" are added after the words "a particular security" in the following sentence: Primarily with regard to the Flexible Capital Fund, the Adviser also (or instead) may consider whether a particular security potentially offers current income, as discussed further below.

The fourth bullet point under "The Investment Selection Process Used by the Funds" on page 11 of the Prospectus is replaced with the following:

o

Primarily with regard to the Flexible Capital Fund, in addition to the approach discussed above, the Adviser may consider whether a particular security or other investment potentially offers current income. Neither the Flexible Capital Fund nor any other Fund is required to seek current income or to maintain any portion of its total assets in fixed or variable income securities. The Fund may not necessarily have any income to distribute at any given time, and is not required to make regular or frequent income distributions (except insofar as mutual funds distribute income annually to address tax considerations).

The seventh through the ninth bullet points under "The Investment Selection Process Used by the Funds" on page 11 to 12 of the Prospectus are replaced with the following:

o

The core investments of the Flexible Capital Fund generally may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, or may be trading at compelling valuations in light of their potential growth, or other securities or investments. Examples of such companies may include, without limitation, companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition. In addition, the Flexible Capital Fund's portfolio may include the securities of established companies that offer long-term growth potential, less mature companies, companies or securities with more aggressive growth characteristics, common stocks that pay dividends or other distributions, preferred stocks, convertible bonds or stocks and other securities that are convertible into equity securities, fixed or variable income securities (including high-yield bonds), and other investments.

o

The Funds may invest in certain securities or other investments for relatively short periods of time. Such short-term activity may cause the Funds to incur higher transaction costs (which may adversely affect the Funds' performance) and may increase taxable distributions for shareholders.

o

Although the research process and investment philosophy are similar among the Funds, the Adviser generally may take a more aggressive approach to managing the assets of the 21st Century Fund, and may consider current income (primarily with regard to the assets of the Flexible Capital Fund). As noted above, neither the Flexible Capital Fund nor any other Fund is required to seek current income, maintain any portion of its total assets in fixed or variable income securities, or distribute income from time to time except as noted above.

The second sentence of the first paragraph under "Risks of Common Stocks" on page 13 of the Prospectus is replaced with the following:

The Flexible Capital Fund generally expects to invest the majority of its total assets in common stocks.

The first sentence of the third paragraph under "Risks of Common Stocks" on page 13 of the Prospectus is replaced with the following:

The Flexible Capital Fund may invest in the common stocks or other equity securities (such as convertible securities or warrants) of companies that may pay substantial dividends or other distributions as current income to the Fund.

The first paragraph under "Risks of Fixed Income and variable Income Investing" on page 15 of the Prospectus is replaced with the following:

Each of the Funds may invest up to 10% (25% with regard to the Flexible Capital Fund) of its total assets in various types of fixed income securities and variable income securities. Although neither the Flexible Capital Fund nor any other Fund is required to seek current income or maintain any portion of its assets in such securities, the Funds and their shareholders may bear the risks associated with fixed income investing and variable income investing. These risks include, without limitation:

The first paragraph under "Dividends and Distributions" on page 45 of the Prospectus is replaced with the following:

Seeking current income may be a limited consideration for the Flexible Capital Fund. Neither the Flexible Capital Fund nor any other Fund is required to seek current income or to maintain any portion of its total assets in fixed or variable income securities. The Funds may not necessarily have any income to distribute at any given time, and are not required to make regular or frequent income distributions (except insofar as mutual funds distribute income annually to address tax considerations). The Funds intend to pay distributions on an annual basis to the extent they have income to distribute at such times. You may elect to reinvest income dividends and capital gain distributions in shares of the Funds or receive these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in the Funds at NAV, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

The fifth sentence under "Investment Goals and Policies" on page 2 of the Statement of Additional Information is replaced with the following:

The Marsico Flexible Capital Fund ("Flexible Capital Fund") is a non-diversified mutual fund whose goal is to seek long-term growth of capital.

The first sentence under "Fixed Income and Other Debt Securities" on page 7 of the Statement of Additional Information is replaced with the following:

Each Fund may invest up to 10% (25% with regard to the Flexible Capital Fund) of its total assets in various types of fixed income or variable income securities.

The first sentence under "Zero Coupon, Pay-in-Kind and step Coupon Securities" on page 9 of the Statement of Additional Information is replaced with the following:

Each Fund may invest up to 5% (10% with regard to the Flexible Capital Fund) of its assets in the aggregate in zero coupon, pay-in-kind and step coupon securities.

The first sentence under "Pass-Through Securities" on page 10 of the Statement of Additional Information is replaced with the following:

Each Fund may invest up to 5% (10% with regard to the Flexible Capital Fund) of its total assets in various types of pass-through securities, such as mortgage-backed securities and asset-backed securities.

The first sentence under "High-Yield/High-Risk Securities" on page 12 of the Statement of Additional Information is replaced with the following:

Each Fund may invest up to 5% (10% with regard to the Flexible Capital Fund) of its total assets in debt securities that are rated by the market below investment grade (i.e., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moodys")).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE